Trading assets and liabilities	12 Months Ended
Dec. 31, 2015
Trading assets and liabilities
16 Trading assets and liabilities
end of	2015	2014
Trading assets (CHF million)
Debt securities	80,542	94,391
Equity securities	70,961	94,294
Derivative instruments [1]	28,365	38,012
Other	10,869	14,434
Trading assets	190,737	241,131
Trading liabilities (CHF million)
Short positions	25,485	35,784
Derivative instruments [1]	23,486	36,871
Trading liabilities	48,971	72,655
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2015	2014
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,887	33,404
Cash collateral received	21,942	28,147
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	7,921	10,905
Cash collateral received	13,989	17,043
1 Recorded as cash collateral netting on derivative instruments in Note 27 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 23 – Other assets and other liabilities.

Bank
Trading assets and liabilities
15 Trading assets and liabilities
end of	2015	2014
Trading assets (CHF million)
Debt securities	80,546	94,405
Equity securities	71,102	94,493
Derivative instruments [1]	28,579	37,979
Other	10,869	14,436
Trading assets	191,096	241,313
Trading liabilities (CHF million)
Short positions	25,509	35,799
Derivative instruments [1]	23,545	36,868
Trading liabilities	49,054	72,667
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2015	2014
Cash collateral – netted (CHF million) [1]
Cash collateral paid	32,127	33,716
Cash collateral received	22,027	28,505
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	7,987	10,909
Cash collateral received	13,991	16,776
1 Recorded as cash collateral netting on derivative instruments in Note 26 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.